UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Insured Municipal Income Investment Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Insured Municipal Income Investment Trust,
800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 –	Schedule of Investments

BlackRock Insured Municipal Income Investment Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
California - 1.4%	Los Angeles County, California, Metropolitan Transportation Authority, Sales
	Tax Revenue Refunding Bonds, Proposition C, VRDN,
	Second Senior Series A, 7%, 7/01/20 (a)(b)(c)	$1,500	$1,500,000
Florida - 108.9%	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
	Revenue Bonds (Health First Inc. Project), 5%, 4/01/36	1,750	1,061,025
	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (d)	2,200	2,002,264
	Colonial Country Club Community Development District, Florida, Special
	Assessment Revenue Bonds, 6.40%, 5/01/33	3,730	2,960,613
	Florida State Board of Education, Lottery Revenue Bonds, Series C,
	5%, 1/01/22 (a)	8,640	8,224,675
	Gainesville, Florida, Utilities System Revenue Bonds, Series A,
	5%, 10/01/13 (d)(e)	2,500	2,758,050
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), Series A, 6%, 11/15/11 (e)	5,000	5,558,550
	Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
	Series D, 5.50%, 10/01/26 (f)	1,295	1,277,530
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
	Project), Series B, 5.15%, 9/01/25	500	495,185
	Hillsborough County, Florida, School Board, COP, Refunding, Series A,
	5%, 7/01/25 (a)	7,580	7,234,125
	Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B,
	5%, 10/01/26 (g)	8,000	6,795,360
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), 5%, 8/15/37 (d)	1,000	857,700
	Lake County, Florida, School Board, COP, Series A, 5%, 7/01/28 (g)	3,500	3,012,975
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%,
	5/01/28 (f)	1,600	1,484,112
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%,
	5/01/30 (f)	1,500	1,377,105
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.26%, 10/01/39 (a)(h)	10,000	1,160,300
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.26%, 10/01/40 (a)(h)	10,000	1,082,100
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series B, 5.617%, 10/01/31 (a)(h)	26,935	5,664,431
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
	Improvement Program), 5.25%, 1/01/28 (a)	5,535	5,043,160

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority

BlackRock Insured Municipal Income Investment Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Orange County, Florida, Educational Facilities Authority, Educational
	Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/27 (g)	$1,335	$1,235,182
	Orange County, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Orlando Regional Healthcare), Series B,
	5.25%, 12/01/29 (d)	1,500	1,351,755
	Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
	5.125%, 1/01/32 (a)(i)	7,975	7,200,548
	Orange County, Florida, School Board, COP, Series A, 5%, 8/01/27 (a)	2,000	1,742,500
	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds,
	5%, 10/01/29 (g)	1,600	1,324,800
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent
	Contract Payments), Series A, 5.25%, 11/01/38 (f)	2,200	1,938,640
	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
	Bonds, Series A, 5%, 7/01/32 (d)	2,500	2,272,875
	Palm Bay, Florida, Utility System Improvement Revenue Bonds,
	5.47%, 10/01/28 (a)(h)(i)	4,015	1,086,017
	Palm Bay, Florida, Utility System Improvement Revenue Bonds,
	5.48%, 10/01/31 (a)(h)(i)	5,570	1,163,239
	Pasco County, Florida, School Board, COP, Series A, 5%, 8/01/27 (a)(i)	5,815	5,066,319
	Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare
	Health System Inc.), 5.50%, 5/15/13 (e)	5,000	5,586,100
	Polk County, Florida, Utility System Revenue Bonds, 5%, 10/01/29 (a)(i)	5,000	4,266,550
	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%,
	10/01/37 (d)	2,600	2,270,840
	Sarasota County, Florida, Utilities System Revenue Refunding Bonds, Series C,
	5.25%, 10/01/22 (a)(i)	2,845	2,839,253
	Sunrise, Florida, Utility System Revenue Refunding Bonds,
	5%, 10/01/28 (g)	5,000	4,299,550
	Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series
	B, 5%, 10/01/23 (d)	1,000	967,370
	Village Center Community Development District, Florida, Recreational
	Revenue Bonds, Series A, 5%, 11/01/32 (a)	10,000	7,828,000
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, Series A, 6.50%, 5/01/33	3,350	3,158,782
			113,647,580
Illinois - 4.0%	Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue Bonds
	(Federal Transit Administration Section 5309 Formula Funds), Series A, 6%,
	6/01/26 (f)	1,300	1,330,420
	Illinois State Toll Highway Authority Revenue Bonds, Series B,
	5.50%, 1/01/33	3,000	2,876,280
			4,206,700
Minnesota - 5.3%	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds
	(Fairview Health Services), Series B, 6.50%, 11/15/38 (f)	5,680	5,498,183
Nevada - 2.0%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO,
	6%, 7/01/38	2,000	2,036,340

BlackRock Insured Municipal Income Investment Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
North Carolina -	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
4.3%	System Revenue Bonds (Carolinas Healthcare System), VRDN, Series J, 1.75%,
	1/15/46 (b)(c)(d)	$4,500	$4,500,000
Texas - 2.9%	Harris County, Texas, Health Facilities Development Corporation, Hospital
	Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B,
	7.125%, 12/01/31	500	491,950
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	First Tier, Series K-1, 5.75%, 1/01/38 (f)	1,500	1,407,540
	Tarrant County, Texas, Cultural Education Facilities Financing Corporation,
	Revenue Refunding Bonds (CHRISTUS Health), Series A,
	6.50%, 7/01/37 (f)	1,200	1,130,388
			3,029,878
	Total Municipal Bonds - 128.8%		134,418,681
	Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Florida - 36.3%	Florida State Board of Education, GO (Public Education Capital Outlay),
	Series A, 5%, 6/01/27 (d)	9,000	8,602,200
	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (a)	3,930	3,754,211
	Jacksonville, Florida, Transit Revenue Bonds, 5%, 10/01/31 (a)	9,500	8,621,085
	Palm Beach County, Florida, School Board, COP, Refunding, Series D,
	5%, 8/01/28 (d)	9,190	8,363,359
	Pinellas County, Florida, Sewer Revenue Bonds, 5%, 10/01/32 (d)	9,500	8,568,495
	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 36.3%		37,909,350
	Total Long-Term Investments (Cost - $191,647,951) - 165.1%		172,328,031
	Short-Term Securities	Shares
	CMA Florida Municipal Money Fund, 0.84% (k)(l)	303,147	303,147
	Total Short-Term Securities (Cost - $303,147) - 0.3%		303,147
	Total Investments (Cost - $191,951,098*) - 165.4%		172,631,178
	Other Assets Less Liabilities - 1.5%		1,568,194
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (24.4)%		(25,459,325)
	Preferred Shares, at Redemption Value - (42.5)%		(44,386,730)
	Net Assets Applicable to Common Shares - 100.0%		$104,353,317

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$166,616,783
Gross unrealized appreciation	$1,551,367
Gross unrealized depreciation	(20,756,970)
Net unrealized depreciation	$(19,205,603)

(a)	MBIA Insured.
(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(d)	FSA Insured.

BlackRock Insured Municipal Income Investment Trust
Schedule of Investments November 30, 2008 (Unaudited)

(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Assured Guaranty Insured.
(g)	AMBAC Insured.
(h)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(i)	FGIC Insured.
(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Florida Municipal Money Fund	(3,975,598)	$ 27,706
(l)	Represents the current yield as of report date.

  Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trusts' investments:

Valuation	Investments in
Inputs	Securities
Level 1	$303,147
Level 2	172,328,031
Level 3	-
Total	$172,631,178

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Investment Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Insured Municipal Income Investment Trust

	Date:	January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Investment Trust

	Date:	January 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Investment Trust

	Date:	January 20, 2009